Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Other Accounts Payable

At December 31, this account comprises:

	Total		Current		Not Current
	2016	2017	2016	2017	2016	2017
Advances received from customers	810,755	726,294	510,367	316,891	300,388	409,403
Payables Consorcio Ductos del Sur	—	250,021	—	—	—	250,021
Salaries and profit sharing payable	176,022	246,916	176,022	246,916	—	—
GSP performance guarantee (Note 16-a-i)	176,401	—	176,401	—	—	—
Put option liability on Morelco acquisition (Note 33-b)	110,604	105,418	—	—	110,604	105,418
Third-party loans	69,991	107,314	37,991	75,256	32,000	32,058
Other taxes payable	50,548	69,584	50,548	69,584	—	—
VAT payable	65,777	48,095	53,678	37,544	12,099	10,551
Payables Consorcio Rio Mantaro	—	35,531	—	35,531	—	—
Acquisition of non-controlling interest (Note 36-a)	32,102	22,407	32,102	22,407	—	—
Supplier funding	40,612	14,886	26,526	—	14,086	14,886
Guarantee deposits	16,799	15,580	16,799	15,580	—	—
Post-retirement benefits	9,088	8,914	—	—	9,088	8,914
Other accounts payables	50,411	50,013	15,873	28,791	34,538	21,222

	1,609,110	1,700,973	1,096,307	848,500	512,803	852,473